RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY DISCLOSURES
Schedule of compensation for key management personnel

	Years ended
	December 31
	2020	2019
Compensation and benefits	$3,632	$2,530
Share-based compensation	1,532	1,471
Total compensation	$5,164	$4,001